Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Directors [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments	[1]	£ 7.6	£ 10.5
Amounts paid under LTIPs	[2]	0.2	0.6
Total directors expense in accordance with companies act 2006		7.8	11.1
Highest paid director [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments		3.2	3.6
Amounts paid under LTIPs		0.0	0.0
Total directors expense in accordance with companies act 2006		£ 3.2	£ 3.6

[1]

The aggregate emoluments include amounts paid for the 2019 year . In addition, deferr ed cash and share awards for 2019 with a total value at grant of £ 1.9 m will be made to Directors which will only vest subjec t to meeting certain conditions .

[2]	The figure above for ‘Amounts paid under LTIPs’ for 2019 re lates to an LTIP award released to a Director in 2019 . Dividend shares released on the award are excluded.